Summary of Significant Accounting Policies - Allowance for credit losses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments	$ 11,093	$ 6,129
Reinsurance recoverables	624	655	$ 34
Other assets	4,130	4,259
Assets	15,847	11,043
Commitments to fund mortgage loans	0	97
Liabilities	0	97
Total	15,847
Adjustments for New Accounting Pronouncement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total		11,140
Mortgage loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Mortgage loans	$ 11,093	$ 6,129	$ 0